Leases - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges, Pushboats and Office Space (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2017	$ 110,645
2018	104,091
2019	85,001
2020	73,663
2021	51,924
2022 and thereafter	92,488
Total	517,812
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2017	13,783
2018	13,988
2019	9,892
2020	9,919
2021	9,892
2022 and thereafter	29,038
Total	86,512
Office space
Operating Leased Assets [Line Items]
2017	2,687
2018	1,921
2019	1,189
2020	508
2021	184
2022 and thereafter	0
Total	$ 6,489